Gain on Disposal of Subsidiaries and Other Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Gain on Disposal of Subsidiaries and Other Assets, Net	The following table summarizes the total consideration received and assets disposed in the prior period:

Cash consideration	$1,948
Contingent consideration (1)	4,138
Total consideration	$6,086
Less: Assets disposed (2)	5,347
Gain on disposal of subsidiary	$739
(1)
The contingent consideration receivable was recognized at fair value on the disposal date using a discounted cash flow methodology (a Level 3 measurement) and is revalued each reporting period. As of June 30, 2026 and December 31, 2025, the contingent consideration receivable was $3,388 and $4,810, respectively. For the three and six months ended June 30, 2026, payments of $807 were received and a fair value gain / (loss) on the contingent consideration receivable of $190 and ($615), respectively, was recognized in "Other (expense) / income, net" (See Note 14).
Assets disposed include software development costs, property, plant and equipment and goodwill.